EATON VANCE VT WORLDWIDE HEALTH SCIENCES AS OF JUNE 30, 2002

INVESTMENT UPDATE

INVESTMENT ENVIRONMENT

[PHOTO OF SAMUEL D. ISALY]
Samuel D. Isaly
Portfolio Manger


- The first half of 2002 saw a disconnect between improving U.S. economic conditions and a sinking domestic stock market. U.S. equity markets were very weak during the first half of 2002, with no major indexes ending the period with positive returns. The S&P 500, an unmanaged index commonly used to measure the performance of U.S. stocks, had a total return of -13.15%.(1) High stock valuations, geopolitical uncertainties, the collapse of the tech/telecom investment bubble, and a crisis of confidence in American business and financial institutions all contributed to the decline during the first half of 2002, especially in the second quarter.

- In contrast, international equity markets generally posted better performances than their U.S. counterparts during the first half of 2002. However, several key market indexes, feeling the impact of the WorldCom accounting scandal, ended the period in negative territory, including indexes in Hong Kong and the United Kingdom. The Morgan Stanley Capital International Europe, Australasia and Far East Index (EAFE) had a relatively flat return of -1.62% for the six-month period.(1)

                       MUTUAL FUND SHARES ARE NOT INSURED
   BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING
                      POSSIBLE LOSS OF PRINCIPAL INVESTED.

THE FUND

The Past Six Months

- During the six months ended June 30, 2002, the Fund's shares had a total return of -25.78%.(2) This return was the result of a decrease in net asset value (NAV)to $8.61 on June 30, 2002 from $11.59 on December 31, 2001.

     Management Discussion

- Once again, the Fund faced a challenging macroeconomic environment in the first half of 2002. The biotechnology and pharmaceutical sectors were hard hit in both U.S. and international markets. The Fund's performance was in line with its peer group, the Lipper Health/Biotechnology Fund Classification Average, which had a return of -24.97% for the six-month time period.(1)

- Despite a difficult first half, management is optimistic about both short and long-term investment opportunities. The biotech and pharmaceutical areas are still attractive, offering what we feel are low valuations, with expectations for earnings recovery later in the year. We anticipate a renewed investor focus to emerge in the second half of 2002 on prospects of stronger earnings growth rates and new product visibility in 2003 and beyond.

- Furthermore, we look forward to the appointment of a new commissioner to the FDA as an important catalyst for the industry. President Bush's nominee, Les Crawford, is already bringing new leadership to the agency in the role of Deputy Commissioner. We believe that these conditions, in combination with the ongoing efforts of our distinguished research team, can contribute to positive returns going forward.

FUND INFORMATION
AS OF JUNE 30, 2002

PERFORMANCE(2)
Average Annual Total Returns at Net Asset Value

One Year                               -14.07%
Life of Fund+                           12.10%

+Inception Date - 5/2/01

TEN LARGEST HOLDINGS(3)

Novartis AG                                 5.6%
Pfizer, Inc.                                5.2
Genentech, Inc.                             4.5
Fujisawa Pharmaceutical Co., Ltd.           4.5
Takeda Chemical Industries, Ltd.            4.5
Altana AG                                   4.4
Serono SA, Class B                          4.3
Wyeth                                       4.1
Lilly (Eli) &Co.                            4.0
Gilead Sciences, Inc.                       3.82

(1)  It is not possible to invest in an Index or a Lipper classification.

(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. There is no sales charge.

(3) Ten largest holdings accounted for 44.9% of the Portfolio's net assets. Holdings are subject to change.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE VT WORLDWIDE HEALTH SCIENCES FUND AS OF JUNE 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 86.35%

                                                                        PERCENTAGE OF
SECURITY                                  SHARES           VALUE        NET ASSETS
-------------------------------------------------------------------------------------
Major Capitalization - Europe -- 16.94%
-------------------------------------------------------------------------------------
Altana AG                                        11,700    $   602,841         4.39%
Novartis AG                                      17,400        763,803         5.57%
Sanofi-Synthelabo SA                              6,000        364,610         2.66%
Serono SA, Class B                                  900        592,153         4.32%
-------------------------------------------------------------------------------------
                                                           $ 2,323,407        16.94%
-------------------------------------------------------------------------------------
Major Capitalization - Far East -- 14.13%
-------------------------------------------------------------------------------------
Chugai Pharmaceuticals, Co., Ltd.                30,000    $   358,994         2.62%
Fujisawa Pharmaceutical Co., Ltd.                26,000        622,689         4.54%
Takeda Chemical Industries, Ltd.                 14,000        614,512         4.48%
Tanabe Seiyaku Co., Ltd.                         39,000        341,720         2.49%
-------------------------------------------------------------------------------------
                                                           $ 1,937,915        14.13%
-------------------------------------------------------------------------------------
Major Capitalization - North America -- 35.63%
-------------------------------------------------------------------------------------
Abgenix, Inc.(1)                                 10,500    $   102,900         0.75%
Amgen, Inc.(1)                                   12,000        502,560         3.66%
Genentech, Inc.(1)                               18,600        623,100         4.54%
Genzyme Corp.(1)                                 18,500        355,940         2.59%
Gilead Sciences, Inc.(1)                         15,700        516,216         3.76%
IDEC Pharmaceuticals Corp.(1)                    12,000        425,400         3.10%
Immunex Corp.(1)                                  6,800        151,912         1.11%
Lilly (Eli) & Co.                                 9,700        547,080         3.99%
Pfizer, Inc.                                     20,200        707,000         5.15%
Schering-Plough Corp.                            16,000        393,600         2.87%
Wyeth                                            11,000        563,200         4.11%
-------------------------------------------------------------------------------------
                                                           $ 4,888,908        35.63%
-------------------------------------------------------------------------------------
Specialty Capitalization - Europe -- 1.58%
-------------------------------------------------------------------------------------
Actelion Ltd.(1)                                  6,000    $   217,304         1.58%
-------------------------------------------------------------------------------------
                                                           $   217,304         1.58%
-------------------------------------------------------------------------------------
Specialty Capitalization - Far East -- 4.38%
-------------------------------------------------------------------------------------
Kyorin Pharmaceutical Co., Ltd.                  16,000    $   385,864         2.81%
Sepracor, Inc.(1)                                22,500        214,875         1.57%
-------------------------------------------------------------------------------------
                                                           $   600,739         4.38%
-------------------------------------------------------------------------------------
                                                                        PERCENTAGE OF
SECURITY                                  SHARES           VALUE        NET ASSETS
-------------------------------------------------------------------------------------

Specialty Capitalization - North America -- 13.69%
-------------------------------------------------------------------------------------
Affymetrix, Inc.(1)                              13,500    $   323,865         2.36%
ArQule, Inc.(1)                                  14,000         94,500         0.69%
Bio-Technology General Corp.(1)                  22,500        135,225         0.99%
Caliper Technologies Corp.(1)                    40,000        334,000         2.43%
Compugen Ltd.(1)                                 75,000        165,000         1.20%
Enzon, Inc.(1)                                   14,500        364,240         2.66%
Immunomedics, Inc.(1)                            12,500         65,125         0.47%
Incyte Genomics, Inc.(1)                         19,000        138,130         1.01%
Molecular Devices Corp.(1)                       14,500        258,100         1.88%
-------------------------------------------------------------------------------------
                                                           $ 1,878,185        13.69%
-------------------------------------------------------------------------------------
Total Common Stocks
   (identified cost $14,619,070)                           $11,846,458
-------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 13.29%

                                          PRINCIPAL
                                          AMOUNT                        PERCENTAGE OF
SECURITY                                  (000'S OMITTED)  VALUE        NET ASSETS
-------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corporation,
1.88%, 7/1/02                               $     1,823    $ 1,822,806        13.29%
-------------------------------------------------------------------------------------
Total Short-Term Investments
   (at amortized cost, $1,822,806)                         $ 1,822,806
-------------------------------------------------------------------------------------
Total Investments
   (identified cost $16,441,876)                           $13,669,264        99.64%
-------------------------------------------------------------------------------------
Other Assets, Less Liabilities                             $    49,725         0.36%
-------------------------------------------------------------------------------------
Net Assets                                                 $13,718,989       100.00%
-------------------------------------------------------------------------------------

 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE VT WORLDWIDE HEALTH SCIENCES FUND AS OF JUNE 30, 2002

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2002
Assets
-----------------------------------------------------
Investments, at value (identified cost,
   $16,441,876)                           $13,669,264
Cash                                              879
Receivable for Fund shares sold                51,499
Prepaid expenses                               17,700
Tax reclaim receivable                          3,629
-----------------------------------------------------
TOTAL ASSETS                              $13,742,971
-----------------------------------------------------
Liabilities
-----------------------------------------------------
Payable for Fund shares redeemed          $     6,945
Accrued expenses                               17,037
-----------------------------------------------------
TOTAL LIABILITIES                         $    23,982
-----------------------------------------------------
NET ASSETS FOR 1,593,219 SHARES OF
   BENEFICIAL INTEREST OUTSTANDING        $13,718,989
-----------------------------------------------------
Sources of Net Assets
-----------------------------------------------------
Paid-in capital                           $16,726,834
Accumulated net realized loss (computed
   on the basis of identified cost)          (146,278)
Accumulated net investment loss               (89,262)
Net unrealized depreciation (computed on
   the basis of identified cost)           (2,772,305)
-----------------------------------------------------
TOTAL                                     $13,718,989
-----------------------------------------------------

Net Asset Value, Offering Price and
Redemption Price Per Share
-----------------------------------------------------
($13,718,989  DIVIDED BY 1,593,219
   SHARES OF BENEFICIAL INTEREST
   OUTSTANDING)                           $      8.61
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2002
Investment Income
-----------------------------------------------------
Dividends (net of foreign taxes, $4,673)  $    48,058
Interest                                        6,164
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $    54,222
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $    59,550
Administration fee                             14,486
Service fees                                   14,486
Custodian fee                                  29,500
Legal and accounting services                  15,600
Transfer and dividend disbursing agent
   fees                                         6,018
Printing and postage                               50
Miscellaneous                                   3,794
-----------------------------------------------------
TOTAL EXPENSES                            $   143,484
-----------------------------------------------------

NET INVESTMENT LOSS                       $   (89,262)
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $  (141,351)
   Foreign currency transactions               (4,927)
-----------------------------------------------------
NET REALIZED LOSS                         $  (146,278)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(3,299,824)
   Foreign currency                               341
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(3,299,483)
-----------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(3,445,761)
-----------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(3,535,023)
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE VT WORLDWIDE HEALTH SCIENCES FUND AS OF JUNE 30, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2002     PERIOD ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 2001(1)
--------------------------------------------------------------------------------
From operations --
   Net investment loss                    $        (89,262) $            (40,622)
   Net realized gain (loss)                       (146,278)               16,826
   Net change in unrealized appreciation
      (depreciation)                            (3,299,483)              527,178
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $     (3,535,023) $            503,382
--------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares           $      9,839,101  $          7,534,842
   Cost of shares redeemed                        (458,832)             (164,481)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $      9,380,269  $          7,370,361
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $      5,845,246  $          7,873,743
--------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------
At beginning of period                    $      7,873,743  $                 --
--------------------------------------------------------------------------------
AT END OF PERIOD                          $     13,718,989  $          7,873,743
--------------------------------------------------------------------------------

Accumulated net investment
loss included in net assets
--------------------------------------------------------------------------------
AT END OF PERIOD                          $        (89,262) $                 --
--------------------------------------------------------------------------------

 (1) For the period from the start of business, May 01, 2001, to December 31, 2001.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE VT WORLDWIDE HEALTH SCIENCES FUND AS OF JUNE 30, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                  SIX MONTHS ENDED
                                  JUNE 30, 2002       YEAR ENDED
                                  (UNAUDITED)(1)      DECEMBER 31, 2001(1)(2)
-------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $11.590                     $10.000
-------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------
Net investment loss                   $(0.075)                    $(0.213)
Net realized and unrealized
   gain (loss)                         (2.905)                      1.803
-------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $(2.980)                    $ 1.590
-------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 8.610                     $11.590
-------------------------------------------------------------------------------------

TOTAL RETURN                           (25.78)%                     15.90%
-------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $13,719                     $ 7,874
Ratios (As a percentage of
   average daily net assets):
   Expenses                              2.48%(3)                    3.80%(3)
   Net investment loss                  (1.54)%(3)                  (2.90)%(3)
Portfolio Turnover                          0%(4)                       0%(4)
-------------------------------------------------------------------------------------

 (1)  Net investment loss was computed using average shares outstanding.
 (2) For the peroid from the start of business, May 1, 2001, to December 31, 2001.
 (3)  Annualized.
 (4)  Portfolio turnover is less than 1%.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE VT WORLDWIDE HEALTH SCIENCES FUND AS OF JUNE 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance VT Worldwide Health Sciences Fund (the Fund) is a diversified series of Eaton Vance Variable Trust (the Trust). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund seeks long-term capital growth by investing in a global and diversified portfolio of securities of health sciences companies. The Fund is made available only to separate accounts issued by participating insurance companies. The following is a summary of the significant accounting policies consistently followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Securities listed on a recognized stock exchange, whether U.S. or foreign, are valued at the last reported sale price on that exchange prior to the time when assets are valued or prior to the close of trading on the New York Stock Exchange. In the event that there are no sales, the last available sale price will be used. If a security is traded on more than one exchange, the security is valued at the last sale price on the exchange where the stock is primarily traded. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Securities for which market quotations are not readily available and other assets are valued on a consistent basis at fair value as determined in good faith by or under the supervision of the Fund's officers in a manner specifically authorized by the Board of Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund's understanding of the applicable countries' tax rules and rates.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations. For the six months ended June 30, 2002, $5 in credit balances were used to reduce the Fund's custodian fee.

 E Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

 F Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 G Forward Foreign Currency Exchange Contracts -- The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Fund will enter into forward contracts for hedging purposes as well as nonhedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains and losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

 H Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 I Interim Financial Statements -- The interim financial statements relating to
   June 30, 2002 and for the period then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

EATON VANCE VT WORLDWIDE HEALTH SCIENCES FUND AS OF JUNE 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

2 Distributions to Shareholders
-------------------------------------------
   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and at least one distribution annually of all of its net realized capital gains. Distributions are paid in the form of additional shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distribution in cash. Shareholders may reinvest all distributions in shares of the Fund at the net asset value as of the close of business on the ex-dividend date.

   The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. These differences relate to net operating losses.

3 Shares of Beneficial Interest
-------------------------------------------
   The Trust has an underwriting agreement relating to the Fund with Eaton Vance Distributors, Inc. (EVD). The underwriting agreement presently provides that EVD, through the Fund's transfer agent, accepts orders for shares at net asset value and no sales commission or load is charged. EVD may, at its expense, provide promotional incentives to dealers that sell variable insurance products. Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED
                                              JUNE 30, 2002     YEAR ENDED
                                              (UNAUDITED)       DECEMBER 31, 2001(1)
    -----------------------------------------------------------------------------------
    Sales                                              962,424                  695,333
    Redemptions                                        (48,854)                 (15,684)
    -----------------------------------------------------------------------------------
    NET INCREASE                                       913,570                  679,649
    -----------------------------------------------------------------------------------

 (1) For the period from the start of business, May 1, 2001, to December 31, 2001.

4 Investment Advisory Fees, Administrator's Fees and Other Transactions with
  Affiliates
-------------------------------------------
   Pursuant to the Advisory Agreement, OrbiMed Advisors, Inc. (OrbiMed) serves as the Investment Adviser of the Fund. Under this agreement, OrbiMed receives a monthly fee at the annual rate of 1% of the Fund's first $30 million in average net assets, 0.90% of the next $20 million in average net assets, 0.75% of the next $450 million in average net assets, and 0.70% of the next $500 million in average net assets. The fee rate declines for net assets of $1 billion and greater. After May 1, 2002, OrbiMed's fee is subject to an upward or downward performance fee adjustment of up to 0.25% of the average daily net assets of the Fund based upon the investment performance of the Fund compared to the Standard & Poor's Index of 500 Common Stocks over specified periods. For the period ended June 30, 2002, the fee was equivalent to 1.03% (annualized) of the Fund's average daily net assets and amounted to $59,550.

   Under an Administration Agreement between the Fund and its Administrator, Eaton Vance Management (EVM), EVM manages and administers the affairs of the Fund. EVM earns a monthly fee at the annual rate of 0.25% of average daily net assets. For the period ended June 30, 2002, the administration fee was 0.25% (annualized) of average net assets and amounted to $14,486.

   Except for Trustees of the Fund who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser and administration fees. Certain officers and Trustees of the Fund are officers of the above organizations.

5 Service Fees
-------------------------------------------
   The Fund has adopted a service plan that allows the Fund to pay service fees to insurance companies for providing personal and/or account services to account holders of insurance product separate accounts, which is equal to 0.25% (annualized) of daily average net assets. Service fees for the period ended June 30, 2002 amounted to $14,486.

6 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

EATON VANCE VT WORLDWIDE HEALTH SCIENCES FUND AS OF JUNE 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

7 Purchases and Sales of Investments
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $9,933,974 and $1,175,343, respectively.

8 Line of Credit
-------------------------------------------
   The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the period ended June 30, 2002.

9 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investment securities of the Fund at June 30, 2002, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $14,619,070
    -----------------------------------------------------
    Gross unrealized appreciation             $   274,857
    Gross unrealized depreciation              (3,047,469)
    -----------------------------------------------------
    NET UNREALIZED DEPRECIATION               $(2,772,612)
    -----------------------------------------------------

EATON VANCE VT WORLDWIDE HEALTH SCIENCES FUND AS OF JUNE 30, 2002

INVESTMENT MANAGEMENT

EATON VANCE VT WORLDWIDE HEALTH SCIENCES FUND

Officers

James B. Hawkes
President and Trustee

Thomas P. Huggins
Vice President

Samuel D. Isaly
Vice President

Martha G. Locke
Vice President

Scott H. Page
Vice President

Jacob Rees-Mogg
Vice President

Payson F. Swaffield
Vice President

Michael W. Weilheimer
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President, Unicorn Corporation
Chairman, Hellman, Jordan Management Co., Inc.
Advisory Director of Berkshire Capital Corporation

Lynn A. Stout
Professor of Law
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant